Cash generated from operations (Tables)	6 Months Ended
Jun. 30, 2023
Statement of cash flows [abstract]
Schedule of cash generated from operations

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2023	2022	2022
	Unaudited	Unaudited	Audited
US Dollar million	Restated (2)	Restated (2)	Restated (2)

Profit (loss) before taxation	76	410	472
Adjusted for:
Movement on non-hedge derivatives and other commodity contracts	(2)	—	6
Amortisation of tangible and right of use assets	300	286	636
Amortisation of intangible assets	—	1	1
Finance costs and unwinding of obligations	75	65	149
Environmental rehabilitation, silicosis and other provisions	(17)	(40)	(85)
Impairment, derecognition of assets and (profit) loss on disposal	131	2	319
Other expenses (income)	57	11	9
Profit (loss) on sale of assets	(6)	—	(8)
Interest income	(57)	(31)	(81)
Share of associates and joint ventures’ (profit) loss	(84)	(78)	(161)
Other non-cash movements	(23)	17	25
Other exchange losses (1)	52	20	102
Movements in working capital	(186)	(133)	(140)
	316	530	1,244

Movements in working capital:
(Increase) decrease in inventories	(19)	(7)	(54)
(Increase) decrease in trade and other receivables	(140)	(98)	(152)
Increase (decrease) in trade, other payables and provisions	(27)	(28)	66
	(186)	(133)	(140)

(1) Other exchange losses, which were previously reported as part of other non-cash movements, are now being reported separately. The reclassification had no impact on any reported totals or on any amounts presented in the interim financial statements for the six months ended 30 June 2022 or the annual financial statements for the year ended 31 December 2022.
(2) Comparative periods have been retrospectively restated. Refer to note 1.1.